Post-employment benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - Plan asset (deficit) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	$ (26,001)	$ (28,749)
Fair value of plan assets	28,391	28,129
Plan surplus (deficit)	2,390	(620)
FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(23,872)	(26,421)
Fair value of plan assets	27,979	27,727
Plan surplus (deficit)	4,107	1,306
PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(1,840)	(2,011)
Fair value of plan assets	412	402
Plan surplus (deficit)	(1,428)	(1,609)
UNFUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(289)	(317)
Fair value of plan assets	0	0
Plan surplus (deficit)	$ (289)	$ (317)